Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances at amortised cost	£ 361,451	£ 342,632
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Financial liabilities
Repurchase agreements and other similar secured borrowing	(28,352)	(14,174)
Debt securities in issue	(98,867)	(75,796)
Subordinated liabilities	(12,759)	(16,341)	£ (18,156)
Not held at fair value
Financial assets
Loans and advances at amortised cost	362,424	340,516
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Financial liabilities
Deposits at amortised cost	(519,436)	(481,106)
Repurchase agreements and other similar secured borrowing	(28,358)	(14,174)
Debt securities in issue	(100,657)	(77,813)
Subordinated liabilities	(13,334)	(16,918)
Not held at fair value | Level 1
Financial assets
Loans and advances at amortised cost	17,381	8,824
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(434,431)	(396,124)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Not held at fair value | Level 2
Financial assets
Loans and advances at amortised cost	83,191	81,322
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Financial liabilities
Deposits at amortised cost	(83,501)	(82,874)
Repurchase agreements and other similar secured borrowing	(28,358)	(14,174)
Debt securities in issue	(98,364)	(75,957)
Subordinated liabilities	(13,267)	(16,918)
Not held at fair value | Level 3
Financial assets
Loans and advances at amortised cost	261,852	250,370
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(1,504)	(2,108)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(2,293)	(1,856)
Subordinated liabilities	(67)	0
Carrying amount
Financial assets
Loans and advances at amortised cost	361,451	342,632
Reverse repurchase agreements and other similar secured lending	3,227	9,031
Financial liabilities
Deposits at amortised cost	(519,433)	(481,036)
Repurchase agreements and other similar secured borrowing	(28,352)	(14,174)
Debt securities in issue	(98,867)	(75,796)
Subordinated liabilities	£ (12,759)	£ (16,341)